Share-Based Compensation - Share Activity Performance (Detail) (Performance Shares [Member], CNH EIP [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Performance Shares [Member] | CNH EIP [Member]
Shares
Nonvested at beginning of year	7,367,897
Anti-dilution adjustment for the special dividend	1,584,060
Granted		520,371	600,000
Forfeited	(415,239)
Vested	(2,921,194)
Nonvested at end of year	5,615,524	7,367,897
Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	$ 9.21
Anti-dilution adjustment for the special dividend	$ 7.58
Granted		$ 10.62	$ 10.21
Forfeited	$ 7.54
Vested	$ 7.54
Nonvested at end of year	$ 7.61	$ 9.21